Shareholders' equity - Narrative (Details) - ₩ / shares	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Number of shares authorized (in shares)	200,000,000		200,000,000
Number of shares issued (in shares)	2,477,672		2,477,672
Number of shares outstanding (in shares)	2,477,672	2,477,672	2,477,672	2,477,672
Par value per share (KRW per share)	₩ 10,000		₩ 10,000